COMMON STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
COMMON STOCK
COMMON STOCK

NOTE 9 – COMMON STOCK

The Company has reserved shares of common stock for the following as of June 30, 2023:

2022 Equity Incentive Plan reserve	2,411,283
Reserve for earn-out shares	3,000,000
Reserve for exercise of warrants	6,512,057
Reserve for convertible debt	7,344,027
Employee stock purchase plan	500,000
Total	19,767,367

NOTE 11 – COMMON STOCK

The Company was authorized to issue up to 101,000,000 shares of all classes of stock at a par value of $0.0001 per share as of December 31, 2022. The Company was authorized to issue 36,038,535 shares of all classes of common stock at a par value of $0.0001 per share as of December 31, 2021.

At December 31, 2022 the common stock consisted of the following:

	Shares	Shares issued	Liquidation
	Authorized	and outstanding	Amount
Common Stock*	100,000,000	16,041,464	$—
Preferred Stock	1,000,000	—	-
Total	101,000,000	16,041,464	$—

*excludes shares issued as an ‘Escrow Reserve’

At December 31, 2021 the common stock consisted of the following:

	Shares	Shares issued	Liquidation
	Authorized	and outstanding	Amount
Series A	30,415,100	20,179,645	$5,355,678
Series B	1,675,600	1,673,092	977,755
Series C	3,947,835	2,713,649	1,192,377
Total	36,038,535	24,566,386	$7,525,810

*Represents fully vested Series C Shares

The Company has reserved shares of Common Stock for the following as of December 31, 2022:

2022 Equity Incentive Plan reserve	2,411,283
Reserve for Earn-out shares	3,000,000
Reserve for exercise of Public Warrants	4,100,250
Reserve for exercise of Private Warrants	496,941
Total	10,008,474

Immediately following the Business Combination there were 16,041,464 shares of Common stock with a par value of $0.0001 issued and outstanding and 6,512,087 shares of Common stock warrants. The Company also issued 339,000 shares as an “Escrow reserve” for Merger Consideration Adjustment, if any, pursuant to the Merger Agreement. The company evaluated the merger consideration on March 5, 2023, and determined there were no shares issued on account of the Merger Consideration adjustment.